Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges	$ 40,301	$ 0
Amortization of intangible assets	122,560	118,576	$ 133,800
Cash paid for purchases of intangible assets	156,934	40,990	$ 34,324
Intangible assets additions	286,159	32,159
Disposals of goodwill	225	5,682
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	500	3,300
Current Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	144,900	25,800
Accruals
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	137,800	4,200
Prepayments
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	3,500	2,200
In-Process Research and Development
Indefinite-lived Intangible Assets [Line Items]
Reclassification of intangible assets	(15,900)
Patent and License Rights
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges	28,100
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Reclassification of intangible assets	$ 15,900
Amortization period	10 years
Intangible asset impairment charges	$ 12,100
Licenses
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	$ 11,500	$ 11,900